SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 349,783	$ 498,198	$ 174,624
Automobile sales	332,634	467,232	121,084
Financing income	32	2,456	29,269
Other services	17,117	28,510	24,271
Total revenues	349,783	498,198	174,624
Renren [Member]
Revenues	15,086	19,122	21,931
Financing income	32	139	0
Other services	15,086	18,983	21,931
Total revenues	15,086	19,122	21,931
Auto Group segment
Revenues	334,697	479,076	152,693
Automobile sales	334,697	479,076	152,693
Total revenues	$ 334,697	$ 479,076	$ 152,693